China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Financial Position (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 367,401	$ 52,774		¥ 384,475		¥ 416,596
Right-of-use assets	43,073	6,187
Financial assets at fair value through other comprehensive income	3,323	477		3,903
Non-current assets	478,904	68,790		464,411		495,261
Current assets
Prepayments and other current assets	12,456	1,789		11,106		13,801
Cash and cash equivalents	34,945	5,020		30,060	$ 4,318	32,836	¥ 23,633
Current assets	83,595	12,008		75,909		76,722
Total assets	562,499	80,798		540,320		571,983
Equity attributable to equity shareholders of the Company
Share capital	254,056	36,493		254,056
Reserves	(18,803)	(2,701)		(20,154)		(20,912)
Retained profits
- Proposed final dividend	4,529	651		4,100		1,591
- Others	80,265	11,529		75,920		69,315
Total equity	320,755	46,074	¥ 313,212	314,286		304,347	227,682
Non-current liabilities
Lease liabilities	21,535	3,093	27,576
Non-current liabilities	36,554	5,250		11,124
Current liabilities
Lease liabilities	10,790	1,550	¥ 9,144
Accounts payable and accrued liabilities	121,564	17,462		122,458		125,260
Taxes payable	1,534	220		911
Dividend payable	920	132		920
Current liabilities	205,190	29,474		214,910
Total liabilities	241,744	34,724		226,034
Total equity and liabilities	562,499	80,798		540,320		571,983
Net current assets	(121,595)	(17,466)		(139,001)		(165,900)
Total assets less current liabilities	357,309	51,324		325,410		329,361
Parent Company [Member]
Non-current assets
Property, plant and equipment	3			4
Investments in subsidiaries	237,426	34,104		237,301
Loan to a subsidiary	12,241	1,758		6,829
Right-of-use assets	31	5
Financial assets at fair value through other comprehensive income	3,125	449		3,698
Non-current assets	252,826	36,316		247,832
Current assets
Loan to subsidiaries				5,615
Amounts due from subsidiaries	230	33		223
Dividend receivable	15,804	2,271		4,612
Prepayments and other current assets	22	3		23
Cash and cash equivalents	796	114		969	$ 139	¥ 1,229	¥ 1,443
Current assets	16,852	2,421		11,442
Total assets	269,678	38,737		259,274
Equity attributable to equity shareholders of the Company
Share capital	254,056	36,493		254,056
Reserves	(7,461)	(1,072)		(6,888)
Retained profits
- Proposed final dividend	4,529	651		4,100
- Others	17,492	2,512		6,915
Total equity	268,616	38,584		258,183
Non-current liabilities
Lease liabilities	10	1
Non-current liabilities	10	1
Current liabilities
Lease liabilities	21	3
Accounts payable and accrued liabilities	90	13		99
Loan from immediate holding company				48
Taxes payable	21	3		24
Dividend payable	920	133		920
Current liabilities	1,052	152		1,091
Total liabilities	1,062	153		1,091
Total equity and liabilities	269,678	38,737		259,274
Net current assets	15,800	2,269		10,351
Total assets less current liabilities	¥ 268,626	$ 38,585		¥ 258,183